CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Change in unrealized loss from hedging activities, tax effect	$ 24	$ 185